SHARE-BASED AWARDS (Schedule of Stock Options) (Details) - USD ($)		12 Months Ended
	Feb. 18, 2014	Dec. 31, 2016	Dec. 31, 2015
Number of Shares
Outstanding, beginning balance		7,949,358
Granted	3,479,604
Exercised
Forfeited		(490,312)
Outstanding, ending balance		7,459,046	7,949,358
Expected to vest		6,363,349
Exercisable		7,289,729
Weighted Average Exercise Price Per Share
Outstanding, beginning balance		$ 2.90
Granted	$ 2.04	0
Exercised		0
Forfeited		1.68
Outstanding, ending balance		2.98	$ 2.90
Expected to vest		2.97
Exercisable		3.01
Weighted Average Grant-date Fair Value
Outstanding, beginning balance		0.71
Granted		0
Exercised		0
Forfeited		0.65
Outstanding, ending balance		0.72	$ 0.71
Expected to vest		0.72
Exercisable		$ 0.72
Weighted Average Remaining Contractual Term (Years)
Outstanding		5 years 8 months 26 days	5 years 5 months 12 days
Granted		0 years
Exercised		0 years
Forfeited		1 year 1 month 17 days
Expected to vest		5 years 8 months 26 days
Exercisable		5 years 10 months 2 days
Aggregate Intrinsic Value
Outstanding
Exercised
Expected to vest
Exercisable